Financial instruments - Summary of Commodity Volumes Associated with Derivative Contracts (Detail)	Jun. 30, 2020 MMBTU
Derivative [Line Items]
Commodity volumes, Gas	4,504,567
Swap
Derivative [Line Items]
Commodity volumes, Gas	2,315,733
Options
Derivative [Line Items]
Commodity volumes, Gas	188,834
Forward contracts
Derivative [Line Items]
Commodity volumes, Gas	2,000,000